INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INCOME TAX (Tables)
Schedule of effective income tax rate
	Six months ended June 30,
	2021	2020

Loss before income taxes	$(138,629)	$(644,131)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(22,874)	(106,282)
Tax effect of non-deductible items	5,664	536
Tax effect of non-taxable items	(17,119)	(6,643)
Net operating loss	34,329	112,389
Income tax expense	$-	$-

	Years ended December 31,
	2020	2019

Loss before income taxes	$(907,225)	$(598,941)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(149,692)	(98,825)
Tax effect of non-deductible items	5,313	1,171
Tax effect of non-taxable items	(3,769)	(2,890)
Net operating loss	148,148	100,544
Income tax expense	$-	$-

Schedule of deferred tax assets and liabilities
	June 30, 2021	December 31, 2020

Deferred tax assets:
Net operating loss carryforwards	$182,477	$148,148
Less: valuation allowance	(182,477)	(148,148)
Deferred tax assets, net	$-	$-

	As of December 31,
	2020	2019

Deferred tax assets:
Net operating loss carryforwards
- United States	$-	$-
- Hong Kong	148,148	100,544

	148,148	100,544
Less: valuation allowance	(148,148)	(100,544)
Deferred tax assets, net	$-	$-